UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21589

CREDIT SUISSE COMMODITY STRATEGY FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC One Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2012 to July 31, 2012

Item 1:   Schedule of Investments

Credit Suisse Commodity Return Strategy Fund

Schedule of Investments

July 31, 2012 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

COMMODITY INDEXED STRUCTURED NOTES (3.7%)
$27,400	BNP Paribas, Commodity Index Linked Senior Unsecured Notes#	(AA-, A2)	03/15/13	0.465	$26,953,380
67,300	BNP Paribas, Commodity Index Linked Senior Unsecured Notes#	(AA-, A2)	03/27/13	0.466	61,606,420
30,200	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A+, A2)	12/17/12	0.096	30,607,700
32,400	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A+, A2)	01/11/13	0.098	34,865,640
50,000	Svensk AB Exportkredit, Commodity Index Linked Senior Unsecured Notes#	(AA+, Aa1)	11/21/12	0.000	48,538,847
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $207,300,000)					202,571,987

UNITED STATES AGENCY OBLIGATIONS (68.7%)
75,000	Federal Farm Credit Bank#	(AA+, Aaa)	08/22/13	0.267	75,081,675
75,000	Federal Farm Credit Bank	(AA+, Aaa)	08/22/13	0.430	75,000,000
50,000	Federal Farm Credit Bank#	(AA+, Aaa)	11/18/13	0.238	50,040,700
30,035	Federal Farm Credit Bank#	(AA+, Aaa)	04/21/14	0.282	30,033,018
138,765	Federal Farm Credit Bank#	(AA+, Aaa)	05/19/14	0.390	139,085,686
65,000	Federal Farm Credit Bank#	(AA+, Aaa)	05/21/14	0.250	64,944,945
100,000	Federal Farm Credit Bank#	(AA+, Aaa)	05/29/14	0.420	100,283,200
125,000	Federal Farm Credit Bank#	(AA+, Aaa)	07/25/14	0.216	124,970,125
82,000	Federal Farm Credit Bank#	(AA+, Aaa)	09/30/14	0.370	82,132,348
97,500	Federal Farm Credit Bank#	(AA+, Aaa)	10/14/14	0.280	97,403,085
50,000	Federal Farm Credit Bank#	(AA+, Aaa)	01/20/15	0.310	49,995,900
119,000	Federal Farm Credit Bank#	(AA+, Aaa)	01/28/15	0.235	118,985,601
150,000	Federal Farm Credit Bank#	(AA+, Aaa)	02/13/15	0.279	150,129,600
110,000	Federal Farm Credit Bank#	(AA+, Aaa)	03/20/15	0.272	109,963,150
50,000	Federal Home Loan Banks	(AA+, Aaa)	11/07/12	0.125	49,998,650
126,000	Federal Home Loan Banks#	(AA+, Aaa)	03/15/13	0.370	126,176,778
143,000	Federal Home Loan Banks	(AA+, Aaa)	04/12/13	0.240	143,034,892
50,000	Federal Home Loan Banks	(AA+, Aaa)	04/18/13	0.230	50,008,900
110,000	Federal Home Loan Banks	(AA+, Aaa)	04/30/13	0.200	109,995,930
50,000	Federal Home Loan Banks	(AA+, Aaa)	05/03/13	0.220	50,005,650
87,000	Federal Home Loan Banks	(AA+, Aaa)	05/17/13	0.320	87,079,344
50,000	Federal Home Loan Banks	(AA+, Aaa)	05/23/13	0.300	50,007,050
100,000	Federal Home Loan Banks	(AA+, Aaa)	11/08/13	0.290	100,067,300
130,000	Federal Home Loan Banks#	(AA+, Aaa)	11/25/13	0.230	130,045,370
100,000	Federal Home Loan Banks#	(AA+, Aaa)	06/11/14	0.280	100,021,400
29,000	Federal Home Loan Banks	(AA+, Aaa)	06/13/14	2.500	30,195,322
143,860	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	12/28/12	0.750	144,226,843
133,000	Federal Home Loan Mortgage Corp.#	(AA+, Aaa)	03/21/13	0.207	133,051,471
50,000	Federal National Mortgage Association#	(AA+, Aaa)	08/23/12	0.267	49,998,355
81,261	Federal National Mortgage Association#	(AA+, Aaa)	09/17/12	0.278	81,259,064
80,000	Federal National Mortgage Association#	(AA+, Aaa)	11/23/12	0.267	80,032,720
125,000	Federal National Mortgage Association#	(AA+, Aaa)	12/03/12	0.340	125,089,375
105,000	Federal National Mortgage Association#	(AA+, Aaa)	12/28/12	0.275	105,059,640
100,000	Federal National Mortgage Association	(AA+, Aaa)	12/28/12	0.375	100,130,600
64,800	Federal National Mortgage Association#	(AA+, Aaa)	08/09/13	0.380	64,906,337
76,050	Federal National Mortgage Association	(AA+, Aaa)	08/23/13	0.550	76,062,244
39,400	Federal National Mortgage Association	(AA+, Aaa)	10/25/13	0.600	39,423,167
130,000	Federal National Mortgage Association#	(AA+, Aaa)	11/08/13	0.216	130,072,410
120,000	Freddie Mac Discount Notes#	(AA+, Aaa)	09/07/12	0.100	119,987,666
100,000	Freddie Mac Discount Notes#	(AA+, Aaa)	10/03/12	0.120	99,984,300
100,000	Freddie Mac Discount Notes#	(AA+, Aaa)	10/15/12	0.121	99,981,300
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $3,741,916,881)					3,743,951,111

UNITED STATES TREASURY OBLIGATIONS (11.3%)
100,000	United States Treasury Bill	(AA+, Aaa)	01/31/13	0.135	99,931,750
77,000	United States Treasury Notes§	(AA+, Aaa)	10/31/12	0.375	77,057,134
110,000	United States Treasury Notes	(AA+, Aaa)	12/15/12	1.125	110,412,500
100,000	United States Treasury Notes§	(AA+, Aaa)	02/28/13	0.625	100,281,300
125,000	United States Treasury Notes§	(AA+, Aaa)	04/30/13	0.625	125,434,625

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES TREASURY OBLIGATIONS
$100,000	United States Treasury Notes	(AA+, Aaa)	05/15/13	1.375	$100,949,200
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $613,905,587)					614,066,509

SHORT-TERM INVESTMENTS (2.8%)
3,968	State Street Bank and Trust Co. Euro Time Deposit		08/01/12	0.010	3,968,000

Number of Shares
146,400,881	State Street Navigator Prime Portfolio, 0.28% §§				146,400,881

TOTAL SHORT-TERM INVESTMENTS (Cost $150,368,881)					150,368,881

WHOLLY-OWNED SUBSIDIARY (17.5%)
416,515,395	Credit Suisse Cayman Commodity Fund I, Ltd.(Cost $773,680,633) ^				952,600,915

TOTAL INVESTMENTS AT VALUE (104.0%) (Cost $5,487,171,982)					5,663,559,403

LIABILITIES IN EXCESS OF OTHER ASSETS (-4.0%)					(215,750,996)

NET ASSETS (100.0%)					$5,447,808,407

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations — The interest rate is the rate as of July 31, 2012.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at July 31, 2012.
^	Affiliated issuer.

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Equity investments are generally categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index and are generally categorized as Level 2. The Fund’s investment in the Credit Suisse Cayman Commodity Fund I, Ltd., a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”), is valued at the Subsidiary’s net asset value each business day and is generally categorized as Level 2. Securities, structured note agreements and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by the fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund’s valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or issuer’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$202,571,987	$—	$202,571,987
United States Agency Obligations	—	3,743,951,111	—	3,743,951,111
United States Treasury Obligations	—	614,066,509	—	614,066,509
Short-Term Investments	146,400,881	3,968,000	—	150,368,881
Wholly-Owned Subsidiary	—	952,600,915	—	952,600,915
Other Financial Instruments*	—	—	—	—
	$146,400,881	$5,517,158,522	$—	$5,663,559,403

*Other financial instruments include futures, forwards and swap contracts.

The Fund adopted FASB amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended July 31, 2012, there were no transfers in and out of Level 1, Level 2 and Level 3.

Federal Income Tax Cost — At July 31, 2012, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $5,487,171,982, $184,059,078, $(7,671,657) and $176,387,421, respectively.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE COMMODITY STRATEGY FUNDS

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	September 27, 2012

/s/Thomas M. Sipp
Name:	Thomas M. Sipp
Title:	Chief Financial Officer
Date:	September 27, 2012